Income Taxes - Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Nontaxable items	$ (53)
Others	11
Others	(7)
Exchange difference	(317)
Nontaxable or nondeductible items	1
Changes related to tax positions taken in prior years for all jurisdictions	1
Income Taxes	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential		(82.00%)	0.75%
Nontaxable items	3.43%
Others	(0.73%)
Expiration of net operating loss carryforwards		(51.15%)	(27.71%)
Other non-deductible expenses		46.42%	(12.84%)
Change in deferred tax assets and valuation allowance		62.70%	15.79%
Other		0.03%	0.01%
Others	0.47%
Exchange difference	20.41%
Nontaxable or nondeductible items	(0.09%)
Changes related to tax positions taken in prior years for all jurisdictions. Percent	(0.09%)
Income Taxes, Percent	0.00%	0.00%
TAIWAN
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings, Amount	$ (311)
Net operating loss carryforwards not utilized due to dissolution of a subsidiary	679
Loss carryforwards in Taiwan subsidiaries	(656)
Expiration of loss carryforwards in a Taiwan subsidiary	$ 642
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	20.00%
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	(43.68%)
Loss carryforwards in Taiwan subsidiaries	42.20%
Expiration of loss carryforwards in a Taiwan subsidiary	(41.30%)
British Virgin Islands
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax differential, Amount	$ (93)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax differential	6.01%
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax differential, Amount	$ 31
Loss carryforwards in Hong Kong subsidiaries	(1,481)
Net operating loss carryforwards not utilized due to dissolution of a subsidiary	$ 1,615
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax differential	(1.98%)
Loss carryforwards in Hong kong Subsidiaries	95.30%
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	(103.92%)
Others
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Foreign tax differential, Amount	$ (4)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax differential	0.26%
Retained earnings | TAIWAN
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings, Amount	$ (58)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	3.71%